Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash		$ 7,402,890	$ 5,032,890
Accounts receivable		25,125,851	18,446,176
Derivative assets		28,776
Prepayments and other current assets		19,317,189	253,779
Tax recoverable		252,209
Total current assets		52,126,915	23,732,845
Property, plant and equipment, net		996,512	394,090
Right-of-use lease assets, net		338,481	341,625
Deferred offering costs			1,128,453
Total assets		53,461,908	25,597,013
Current liabilities
Accounts payable		27,452,815	12,652,514
Taxes payable			244,096
Accrued expenses and other current liabilities		343,813	125,701
Derivative liabilities			109,346
Short-term lease liabilities		177,761	124,095
Total current liabilities		27,974,389	13,255,752
Long-term lease liabilities		194,373	229,076
Total liabilities		28,168,762	13,484,828
Commitment and contingencies
Shareholders’ equity:
Ordinary shares, $0.0001 per value, 500,000,000 shares authorized, 25,000,000 and 21,250,000 shares issued and outstanding as of December 31, 2023 and 2022 respectively	[1]	2,500	2,125
Additional paid-in capital		12,536,087	488,198
Retained earnings		12,761,088	11,621,862
Total stockholders’ equity		25,299,675	12,112,185
Noncontrolling interests in subsidiaries		(6,529)
Total liabilities and equity		$ 53,461,908	$ 25,597,013

[1]	Gives retroactive effect to reflect the reorganization in August 2022.